Loans Receivable and Allowance for Loan Losses (Impaired Financing Receivables) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded Investment - With no related allowance recorded	$ 24,483	$ 34,739
Recorded Investment - With an allowance recorded	23,087	26,398
Recorded Investment - Total	47,570	61,137
Unpaid Principal Balance - With no related allowance recorded	24,483	34,739
Unpaid Principal Balance - With an allowance recorded	23,087	26,398
Unpaid Principal Balance - Total	47,570	61,137
Related Allowance	2,120	3,391
Average Recorded Investment - With no related allowance recorded	31,576	31,059
Average Recorded Investment - With an allowance recorded	24,877	22,152
Average Recorded Investment - Total	56,453	53,211	29,500
Interest Income Recognized - With no related allowance recorded	932	1,115
Interest Income Recognized - With an allowance recorded	1,133	928
Interest Income Recognized - Total	2,065	2,043	2,110
Residential [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded Investment - With no related allowance recorded	6,147	6,142
Recorded Investment - With an allowance recorded	7,638	7,864
Recorded Investment - Total	13,785	14,006
Unpaid Principal Balance - With no related allowance recorded	6,147	6,142
Unpaid Principal Balance - With an allowance recorded	7,638	7,864
Unpaid Principal Balance - Total	13,785	14,006
Related Allowance	497	550
Average Recorded Investment - With no related allowance recorded	5,684	3,370
Average Recorded Investment - With an allowance recorded	8,817	3,945
Average Recorded Investment - Total	14,501	7,315
Interest Income Recognized - With no related allowance recorded	215	157
Interest Income Recognized - With an allowance recorded	480	303
Interest Income Recognized - Total	695	460
Commercial & Multi-family [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded Investment - With no related allowance recorded	13,827	23,417
Recorded Investment - With an allowance recorded	13,203	16,044
Recorded Investment - Total	27,030	39,461
Unpaid Principal Balance - With no related allowance recorded	13,827	23,417
Unpaid Principal Balance - With an allowance recorded	13,203	16,044
Unpaid Principal Balance - Total	27,030	39,461
Related Allowance	1,061	2,674
Average Recorded Investment - With no related allowance recorded	20,230	22,910
Average Recorded Investment - With an allowance recorded	12,886	15,447
Average Recorded Investment - Total	33,116	38,357
Interest Income Recognized - With no related allowance recorded	503	793
Interest Income Recognized - With an allowance recorded	588	582
Interest Income Recognized - Total	1,091	1,375
Construction [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded Investment - With no related allowance recorded		1,513
Recorded Investment - With an allowance recorded	130
Recorded Investment - Total	130	1,513
Unpaid Principal Balance - With no related allowance recorded		1,513
Unpaid Principal Balance - With an allowance recorded	130
Unpaid Principal Balance - Total	130	1,513
Related Allowance	96
Average Recorded Investment - With no related allowance recorded	1,174	2,415
Average Recorded Investment - With an allowance recorded	180	330
Average Recorded Investment - Total	1,354	2,745
Interest Income Recognized - With no related allowance recorded	102	19
Interest Income Recognized - With an allowance recorded	6
Interest Income Recognized - Total	108	19
Commercial Business [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded Investment - With no related allowance recorded	2,550	2,366
Recorded Investment - With an allowance recorded	1,378	1,941
Recorded Investment - Total	3,928	4,307
Unpaid Principal Balance - With no related allowance recorded	2,550	2,366
Unpaid Principal Balance - With an allowance recorded	1,378	1,941
Unpaid Principal Balance - Total	3,928	4,307
Related Allowance	353	95
Average Recorded Investment - With no related allowance recorded	2,559	1,653
Average Recorded Investment - With an allowance recorded	2,330	2,019
Average Recorded Investment - Total	4,889	3,672
Interest Income Recognized - With no related allowance recorded	69	94
Interest Income Recognized - With an allowance recorded	31	24
Interest Income Recognized - Total	100	118
Home Equity [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded Investment - With no related allowance recorded	1,959	1,301
Recorded Investment - With an allowance recorded	738	549
Recorded Investment - Total	2,697	1,850
Unpaid Principal Balance - With no related allowance recorded	1,959	1,301
Unpaid Principal Balance - With an allowance recorded	738	549
Unpaid Principal Balance - Total	2,697	1,850
Related Allowance	113	72
Average Recorded Investment - With no related allowance recorded	1,927	711
Average Recorded Investment - With an allowance recorded	616	411
Average Recorded Investment - Total	2,543	1,122
Interest Income Recognized - With no related allowance recorded	43	52
Interest Income Recognized - With an allowance recorded	28	19
Interest Income Recognized - Total	71	71
Consumer [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Average Recorded Investment - With no related allowance recorded	2
Average Recorded Investment - With an allowance recorded	48
Average Recorded Investment - Total	$ 50